Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

Note 10.Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Raw materials	670	764
Work in progress	192	482
Finished goods	1,150	172
Total inventories	2,012	1,418

In the years ended December 31, 2025, 2024 and 2023, the Group recorded an inventory valuation allowance in the income statement in an amount of, respectively, a credit of USD 13,525, and debits of USD 92,284 and USD 220,289 in relation to raw materials, and a debit of USD 47,326, a credit of USD 615,608 and a debit of USD 373,469 in relation to work in progress. The credit balances results from the release of provisions.